SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31 2009

Check here if Amendment |X|; Amendment Number: 1
This Amendment (Check only one.): |X|  is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Rathbones Brothers Plc
Address:  Port of Liverpool Building
          Pier Head, Liverpool, UK
          L3 1NW

Form 13F File Number: 28-00000

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Chavasse
Title:    Chief Operating Officer
Phone:    00-44-151-243-7155

Signature, Place, and Date of Signing:

            /s/ Paul Chavasse          LIVERPOOL, UK        May 15 2009
            -------------------        -----------------    --------------
               [Signature]              [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 ONE

Form 13F Information Table Entry Total:            117

Form 13F Information Table Value Total:        213,336 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number                Name

1           028-00000                           RATHBONE BROTHERS PLC

                           FORM 13F INFORMATION TABLE

                                    TITLE OF                VALUE    SHARES/  SH/ PUT/   INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER                   CLASS       CUSIP     (x$1000)  PRN AMT  PRN CALL   DSCRETN  MANAGERS   SOLE    SHARED    NONE
-----------------------             --------   ---------   --------  -------  --- ----   -------  --------  ------- -------- -------
3M CO                               COM        88579Y101       412      8280  SH  Sole                         8280
ABBOTT LABS                         COM        002824100      8902    186627  SH  Sole                       186627
ABITIBIBOWATER INC COM              COM        003687100        10     18465  SH  Sole                        18465
ADOBE SYS INC                       COM        00724F101      1298     60700  SH  Sole                        60700
ALTRIA GROUP INC                    COM        02209S103       838     52305  SH  Sole                        52305
AMDL INC COM PAR 2006               COM        00167K500        29     36145  SH  Sole                        36145
AMERICAN CAPITAL LTD US$0.01
 COMMON STOCK                       COM        02503Y103      1277    682816  SH  Sole                       682816
AMERICAN EXPRESS CO                 COM        025816109       181     13273  SH  Sole                        13273
AMETEK INC NEW                      COM        031100100       281      9000  SH  Sole                         9000
APPLE COMPUTER INC                  COM        037833100       508      4834  SH  Sole                         4834
BANK OF AMERICA CORPORATION         COM        060505104        88     12867  SH  Sole                        12867
BE AEROSPACE INC                    COM        073302101       910    105000  SH  Sole                       105000
BECTON DICKINSON & CO               COM        075887109       430      6400  SH  Sole                         6400
BERKSHIRE HATHAWAY INC DEL CL A     COM        084670108      1214        14  SH  Sole                           14
BERKSHIRE HATHAWAY INC DEL CL B     COM        084670207       883       313  SH  Sole                          313
BP PLC SPONSORED ADR                COM        055622104      2989     74496  SH  Sole                        74496
BRISTOL MYERS SQUIBB CO             COM        110122108       627     28584  SH  Sole                        28584
BROWN FORMAN CORP CL B              COM        115637209       243      6250  SH  Sole                         6250
BT GROUP PLC ADR                    COM        05577E101       113     10100  SH  Sole                        10100
CAMPBELL SOUP CO                    COM        134429109      1368     50000  SH  Sole                        50000
CATERPILLAR INC DEL                 COM        149123101       715     25590  SH  Sole                        25590
CHEVRON CORP NEW                    COM        166764100      9512    141460  SH  Sole                       141460
CISCO SYS INC                       COM        17275R102       910     54285  SH  Sole                        54285
CITIGROUP INC                       COM        172967101        45     17654  SH  Sole                        17654
COCA COLA CO                        COM        191216100      1361     30974  SH  Sole                        30974
COLGATE PALMOLIVE CO                COM        194162103      1860     31542  SH  Sole                        31542
CONOCOPHILLIPS                      COM        20825C104      2816     71907  SH  Sole                        71907
CROWN HOLDINGS INC                  COM        228368106      2614    115000  SH  Sole                       115000
CURAGEN CORP                        COM        23126R101        18     20000  SH  Sole                        20000
DEERE & CO                          COM        244199105       216      6580  SH  Sole                         6580
DENBURY RES INC  NEW                COM        247916208      2006    135000  SH  Sole                       135000
DEVON ENERGY CORP NEW               COM        25179M103      1447     32375  SH  Sole                        32375
DIEBOLD INC                         COM        253651103      1281     60000  SH  Sole                        60000
DOLBY LABORATORIES INC              COM        25659T107      2927     85803  SH  Sole                        85803
DOMINION RES INC VA NEW             COM        25746U109       301      9700  SH  Sole                         9700
DOVER CORP                          COM        260003108       317     12000  SH  Sole                        12000
DR PEPPER SNAPPLE GROUP INC COM     COM        26138E109      4946    292462  SH  Sole                       292462
DU PONT E I DE NEMOURS & CO         COM        263534109       392     17534  SH  Sole                        17534
E M C CORP MASS                     COM        268648102       543     47600  SH  Sole                        47600
EBAY INC                            COM        278642103       199     15825  SH  Sole                        15825
EMERITUS CORP                       COM        291005106        98     15000  SH  Sole                        15000
EMERSON ELEC CO                     COM        291011104      3126    109370  SH  Sole                       109370
EXXON MOBIL CORP                    COM        30231G102     19607    287915  SH  Sole                       287915
FLUOR CORP NEW                      COM        343412102      2251     65150  SH  Sole                        65150
FREEPORT-MCMORAN COPPER & GO CL B   COM        35671D857      1549     40643  SH  Sole                        40643
FX ENERGY INC                       COM        302695101       157     56474  SH  Sole                        56474
GALLAGHER ARTHUR J & CO             COM        363576109      2244    131990  SH  Sole                       131990
GENERAL AMERN INVS INC              COM        368802104       364     23733  SH  Sole                        23733
GENERAL ELEC CO                     COM        369604103      3905    386247  SH  Sole                       386247
GILEAD SCIENCES INC                 COM        375558103       327      7070  SH  Sole                         7070
GLAXOSMITHKLINE PLC SPONSORED ADR   COM        37733W105       429     13819  SH  Sole                        13819
GOOGLE INC CL A                     COM        38259P508       283       812  SH  Sole                          812
HEINZ H J CO                        COM        423074103       433     13092  SH  Sole                        13092
HEWLETT PACKARD CO                  COM        428236103       575     17939  SH  Sole                        17939
HOME DEPOT INC                      COM        437076102      1758     74600  SH  Sole                        74600
HONEYWELL INTL INC                  COM        438516106      4200    150756  SH  Sole                       150756
HSBC HLDGS PLC SPON ADR NEW         COM        404280406       706     25000  SH  Sole                        25000
ILLUMINA INC                        COM        452327109       205      5500  SH  Sole                         5500
INTEL CORP                          COM        458140100       535     35595  SH  Sole                        35595
INTERNATIONAL BUSINESS MACHS        COM        459200101      7717     79651  SH  Sole                        79651
INVESCO LTD SHS                     COM        G491BT108      1672    120614  SH  Sole                       120614
ISHARES INC MSCI GERMAN             COM        464286806      1643    109745  SH  Sole                       109745
ISHARES INC MSCI JAPAN              COM        464286848       122     15400  SH  Sole                        15400
ISHARES TR DJ SEL DIV INX           COM        464287168      1221     38982  SH  Sole                        38982
ITT INDS INC IND                    COM        450911102      3366     87500  SH  Sole                        87500
IVANHOE ENERGY INC                  COM        465790103       990    811588  SH  Sole                       811588
JOHNSON & JOHNSON                   COM        478160104      7871    149637  SH  Sole                       149637
JPMORGAN & CHASE & CO               COM        46625H100      3560    133937  SH  Sole                       133937
KIMBERLY CLARK CORP                 COM        494368103      3147     68248  SH  Sole                        68248
KRAFT FOODS INC CL A                COM        50075N104      2686    120520  SH  Sole                       120520
LEXICON GENETICS INC                COM        528872104        15     14000  SH  Sole                        14000
LOEWS CORP                          COM        540424108       537     24300  SH  Sole                        24300
MARATHON OIL CORP                   COM        565849106       315     12000  SH  Sole                        12000
MARSH & MCLENNAN COS INC            COM        571748102      4815    237798  SH  Sole                       237798
MCCORMICK & CO INC  VTG             COM        579780107       243      8200  SH  Sole                         8200
MCDONALDS CORP                      COM        580135101       894     16380  SH  Sole                        16380
MEDTRONIC INC                       COM        585055106       492     16710  SH  Sole                        16710
MERCK & CO INC                      COM        589331107       656     24510  SH  Sole                        24510
MGT CAPITAL INVTS INC COM           COM        55302P103        54    107273  SH  Sole                       107273
MICROS SYSTEMS INC US$0.025
 COMMON STOCK                       COM        594901100      1500     80000  SH  Sole                        80000
MICROSOFT CORP                      COM        594918104       811     44150  SH  Sole                        44150
MONSANTO CO NEW                     COM        61166W101     12168    146423  SH  Sole                       146423
MORGAN STANLEY  NEW                 COM        617446448       220      9650  SH  Sole                         9650
NEWMONT MINING CORP                 COM        651639106      3697     82590  SH  Sole                        82590
PARKER HANNIFIN CORP                COM        701094104      3073     90450  SH  Sole                        90450
PEPSICO INC                         COM        713448108      3927     76273  SH  Sole                        76273
PETROLEO BRASILEIRO SA PETRO
 SPONSORED ADR                      COM        71654V408       234      7680  SH  Sole                         7680
PFIZER INC                          COM        717081103      2117    155402  SH  Sole                       155402
PHILIP MORRIS INTL INC COM          COM        718172109      3819    107335  SH  Sole                       107335
PITNEY BOWES INC                    COM        724479100      1728     74000  SH  Sole                        74000
PPG INDS INC                        COM        693506107      1790     48500  SH  Sole                        48500
PRECISION CASTPARTS CORP            COM        740189105      1797     30000  SH  Sole                        30000
PROCTER & GAMBLE CO                 COM        742718109      4259     90437  SH  Sole                        90437
PROSHARES TR ULTRA FINL PRO         COM        74347R743        26     10000  SH  Sole                        10000
RAYTHEON CO  NEW                    COM        755111507      5689    146100  SH  Sole                       146100
ROYAL DUTCH SHELL PLC SPON ADR B    COM        780259107      2529     58000  SH  Sole                        58000
SCHLUMBERGER LTD                    COM        806857108      3345     82343  SH  Sole                        82343
SOTHEBYS HLDGS INC CL A             COM        835898107       422     46855  SH  Sole                        46855
SPDR TR UNIT SER 1                  COM        78462F103      3805     47854  SH  Sole                        47854
SULPHCO INC                         COM        865378103        13     12000  SH  Sole                        12000
SYSCO CORP                          COM        871829107      1387     60850  SH  Sole                        60850
TELEFONICA S A SPONSORED ADR        COM        879382208       245      4107  SH  Sole                         4107
TJX COS INC NEW                     COM        872540109       223      8700  SH  Sole                         8700
TOYOTA MOTOR CORP SP ADR REP2COM    COM        892331307       279      4400  SH  Sole                         4400
TRANSWITCH CORP                     COM        894065101       236    787700  SH  Sole                       787700
TSAKOS ENERGY NAVIGATION LTD SHS    COM        G9108L108      1550    110000  SH  Sole                       110000
UNITED TECHNOLOGIES CORP            COM        913017109       241      5600  SH  Sole                         5600
VERIZON COMMUNICATIONS              COM        92343V104       206      6825  SH  Sole                         6825
VODAFONE GROUP ADR                  COM        92857W209      1101     63221  SH  Sole                        63221
WAL MART STORES INC                 COM        931142103      1620     31100  SH  Sole                        31100
WALGREEN CO                         COM        931422109       275     10610  SH  Sole                        10610
WAVE SYSTEMS CORP                   COM        943526301        90    167228  SH  Sole                       167228
WELLS FARGO & CO NEW                COM        949746101       157     11050  SH  Sole                        11050
WEYERHAEUSER CO                     COM        962166104      1337     48500  SH  Sole                        48500
WHOLE FOODS MKT INC                 COM        966837106       396     23570  SH  Sole                        23570
WMS INDS INC COM                    COM        929297109      2091    100000  SH  Sole                       100000
WYETH                               COM        983024100      3138     72904  SH  Sole                        72904